TIME DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]	At December 31, 2014, scheduled maturities of time deposits (in thousands) were as follows:
2015	$62,464
2016	18,520
2017	7,662
2018	7,849
2019	7,189
2020 and thereafter	2,715
$106,399